Capital risk management (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL RISK MANAGEMENT [Abstract]
Schedule of capital

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
CAPITAL (AS DEFINED ABOVE) IS SUMMARIZED AS FOLLOWS
Equity	789.2	959.5
Long-term debt	396.0	394.9
	1,185.2	1,354.4
Cash and cash equivalents	(185.5)	(200.8)
Total	999.7	1,153.6